Fair Value:	12 Months Ended
Dec. 31, 2018
Fair Value:
Fair Value:

2. Fair Value:

Authoritative guidance regarding fair value measurements for financial and non‑financial assets and liabilities defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements.

The guidance establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

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Level 1. Quoted prices from active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Quoted prices in active markets provide the most reliable evidence of fair value and are used to measure fair value whenever available. Level 1 primarily consists of financial instruments that are exchange-traded.

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Level 2. Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Level 2 primarily consists of financial instruments that are non-exchange-traded but have significant observable inputs.

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Level 3. Pricing inputs that include significant inputs which are generally less observable from objective sources. These inputs may include internally developed methodologies that result in management’s best estimate of fair value. Level 3 financial instruments are those whose fair value is based on significant unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques:

(1)

Market approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business) and deriving fair value based on these inputs.

(2)

Income approach. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

(3)

Cost approach. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). This approach assumes that the fair value would not exceed what it would cost a market participant to acquire or construct a substitute asset or comparable utility adjusted for obsolescence.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	December 31, 2018	(Level 1)	(Level 2)	(Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$136,196	$136,196	$—	$—
International equity trust	$76,852	—	76,852	—
Corporate bonds and debt	$51,356	—	48,853	2,503
US Treasury securities	$47,712	47,712	—	—
Mortgage backed securities	$56,004	—	56,004	—
Domestic mutual funds	$43,359	43,359		—
Municipal bonds	$278	—	278	—
Federal agency securities	$6,066	—	6,066	—
Other	$2,995	2,031	964	—
Long-term investments:
International equity trust	$17,382	—	17,382	—
Corporate bonds and debt	$12,571	—	11,366	1,205
US Treasury securities	$12,062	12,062	—	—
Mortgage backed securities	$11,517	—	11,517	—
Domestic mutual funds	$94,494	94,494	—	—
Federal agency securities	$941	—	941	—
Treasury STRIPS	$14,113	—	14,113	—
Other	$1,045	1,045	—	—
Natural gas swaps	$13,154	—	13,154	—

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	December 31, 2017	(Level 1)	(Level 2)	(Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$142,419	$142,419	$—	$—
International equity trust	$88,820	—	88,820	—
Corporate bonds and debt	$66,317	—	66,317	—
US Treasury securities	$38,791	38,791	—	—
Mortgage backed securities	$49,379	—	49,379	—
Domestic mutual funds	$47,833	47,833	—	—
Municipal bonds	$92	—	92	—
Federal agency securities	$3,725	—	3,725	—
Other	$7,679	7,679	—	—
Long-term investments:
International equity trust	$20,071	—	20,071	—
Corporate bonds and debt	$16,215	—	16,215	—
US Treasury securities	$6,670	6,670	—	—
Mortgage backed securities	$7,267	—	7,267	—
Domestic mutual funds	$87,011	87,011	—	—
Federal agency securities	$259	—	259	—
Other	$3,129	3,129	—	—
Natural gas swaps	$6,328	—	6,328	—

The Level 2 investments above in corporate bonds and debt, federal agency mortgage backed securities, and mortgage backed securities may not be exchange traded. The fair value measurements for these investments are based on a market approach, including the use of observable inputs. Common inputs include reported trades and broker/dealer bid/ask prices. The fair value of the Level 2 investments above in international equity trust are calculated based on the net asset value per share of the fund. There are no unfunded commitments for the international equity trust and redemption may occur daily with a 3-day redemption notice period.

The Level 3 investments above in corporate bonds and debt consist of investments in bank loans which are not exchange traded. Although these securities may be liquid and priced daily, their inputs are not observable.

The following table presents the changes in Level 3 assets measured at fair value on a recurring basis at December 31, 2018.

Year Ended
December 31, 2018
(dollars in thousands)

Balance at December 31, 2017	$—

Transfers to Level 3	4,997
Total gains or losses (realized/unrealized):
Changes in net assets	(1,289)
Balance at December 31, 2018	$3,708

The estimated fair values of our long-term debt, including current maturities at December 31, 2018 and 2017 were as follows (in thousands):

	2018		2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Long-term debt	$9,347,307	$9,837,254	$8,232,703	$9,155,942

The estimated fair value of long-term debt is classified as Level 2 and is based on observed or quoted market prices for the same or similar issues, or based on current rates offered to us for debt of similar maturities. The primary sources of our long-term debt consist of first mortgage bonds, pollution control revenue bonds and long-term debt issued by the Federal Financing Bank that is guaranteed by the Rural Utilities Service or the U.S. Department of Energy. We also have small amounts of long-term debt provided by National Rural Utilities Cooperative Finance Corporation (CFC). The valuations for the first mortgage bonds and the pollution control revenue bonds were obtained from a third party data reporting service, and are based on secondary market trading of our debt. Valuations for debt issued by the Federal Financing Bank are based on U.S. Treasury rates as of December 31, 2018 plus an applicable spread, which reflects our borrowing rate for new loans of this type from the Federal Financing Bank. The rates on the CFC debt are fixed and the valuation is based on rate quotes provided by CFC.

For cash, cash equivalents, and receivables, the carrying amount approximates fair value because of the short-term maturity of those instruments. Restricted investments consist of funds on deposit with the Rural Utilities Service in the Cushion of Credit Account and the carrying amount of these investments approximates fair value because of the liquid nature of the deposits with the U.S. Treasury.